FINANCIAL INSTRUMENTS (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Financial Instruments
Cash	$ 8,858,247	$ 1,582,384
Accounts Receivable	2,109,424	1,643,959
Notes Receivable	1,430,526
Total	$ 12,398,197	$ 3,226,343